Basic and Diluted Net Loss Per Ordinary Share (Tables)	12 Months Ended
Dec. 31, 2024
Basic and Diluted Net Loss Per Ordinary Share [Abstract]
Schedule of Basic and Diluted Loss Per Share

A reconciliation of net loss available to ordinary shareholders and the number of shares in the calculation of basic and diluted loss per share is as follows (in thousands, except share and per share amounts):

	Year ended December 31,
	2024	2023	2022
Net loss from continuing operations attributable to ordinary shareholders	(8,521)	(15,547)	(14,533)
Net loss from discontinued operations	-	(1,317)	(7,326)

Weighted-average shares used in computing net loss per share, basic and diluted	417,642,811	236,645,676	135,900,869

Net loss per share from continuing operations, basic and diluted	(0.02)	(0.07)	(0.11)

Net loss per share from discontinued operations, basic and diluted	-	(0.01)	(0.05)